INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax
Loss before income tax consisted of:

	$		$		$
	Year Ended December 31,

	2024		2023		2022

Macau operations		$42,813		$(25,450)		$(271,801)
Hong Kong and other jurisdictions operations		(141,292)		(120,715)		(89,124)

Loss before income tax		$(98,479)		$(146,165)		$(360,925)

Summary of Income Tax Expense (Benefit)
The income tax expense (benefit) consisted of:

	$		$		$
	Year Ended December 31,

	2024		2023		2022

Income tax expense - current:
Macau Complementary Tax		$7,534		$—		$—
Hong Kong Profits Tax		5		7		1

Sub-total		7,539		7		1

Under (over) provision of income taxes in prior years:
Macau Complementary Tax		50		—		—
Hong Kong Profits Tax		(1)		(15)		—

Sub-total		49		(15)		—

Income tax (benefit) expense - deferred:
Macau Complementary Tax		(236)		(73)		381

Total income tax expense (benefit)		$7,352		$(81)		$382

Schedule of Reconciliation of Income Tax Expense (Benefit) from Loss Before Income Tax
A reconciliation of the income tax expense (benefit) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	$		$		$
	Year Ended December 31,
	2024		2023		2022

Loss before income tax		$(98,479)		$(146,165)		$(360,925)
Macau Complementary Tax rate		12%		12%		12%
Income tax benefit at Macau Complementary Tax rate		(11,817)		(17,540)		(43,311)
Effect of different tax rates of subsidiaries operating in other jurisdictions		(6,352)		(5,432)		(3,449)
Under (over) provision in prior years		49		(15)		—
Effect of income for which no income tax expense is payable		(1,378)		(2,191)		(1,438)
Effect of expenses for which no income tax benefit is receivable		10,727		6,338		16,560
Effect of profits exempted from Macau Complementary Tax		—		(61)		—
Changes in valuation allowances		4,557		1,515		16,202
Expired tax losses		11,566		17,305		15,818

Income tax expense (benefit)		$7,352		$(81)		$382

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carried forward	$46,650	$43,938
Depreciation and amortization	125,897	36,692
Lease liabilities	1,654	1,601
Other	79	165

Sub-total	174,280	82,396
Valuation allowances	(172,688)	(80,665)

Total deferred tax assets	1,592	1,731

Deferred tax liabilities:
Right-of-use assets	(1,397)	(1,394)
Unrealized capital allowances	—	(646)
Other	(272)	—

Total deferred tax liabilities	(1,669)	(2,040)

Deferred tax liabilities, net	$(77)	$(309)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2024	2023	2022

At beginning of year	$—	$—	$—
Additions based on tax positions related to current year	7,562	—	—
Additions based on tax positions related to prior year	50	—	—

At end of year	$7,612	$—	$—